BETTER 10Q - REVENUE AND SALES-TYPE LEASES - Mortgage Platform Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net gain (loss) on sale of loans	$ 29,569	$ (48,980)	$ (63,372)	$ 937,611
Integrated partnership revenue (loss)	6,730	(10,791)	(9,166)	84,135
Changes in fair value of IRLCs and forward sale commitments	4,421	155,270	178,196	66,477
Mortgage platform revenue, net
Disaggregation of Revenue [Line Items]
Revenues	$ 40,720	$ 95,499	$ 105,658	$ 1,088,223